Income Taxes - Schedule of net income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Net income before income taxes	$ 1,612	$ 32,685
Domestic – Canada [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net income before income taxes	5,707	10,615
Foreign – outside of Canada [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net income before income taxes	$ (4,095)	$ 22,070